Inventories	12 Months Ended
Mar. 31, 2023
Inventory Disclosure [Abstract]
Inventories	Inventories
Inventories consist of the following components:

	31 March
(Millions of US dollars)	2023	2022
Finished goods	$237.8	$187.3
Work-in-process	23.0	16.2
Raw materials and supplies	93.9	82.1
Provision for obsolete finished goods and raw materials	(10.5)	(5.9)
Total inventories	$344.2	$279.7